Business acquisition West Auriga (Summary of Proforma Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Seadrill Partners LLC as reported - Revenues	$ 1,342.6	$ 1,064.3	$ 911.8
Net income	314.6	415.4	293.6
West Auriga
Business Acquisition [Line Items]
Seadrill Partners LLC as reported - Revenues	1,342.6	1,064.3
Supplemental pro forma combined entity - Revenues	1,390.7	1,096.1
Net income	314.6	415.4
Supplemental pro forma combined entity - Net Income	$ 331.0	$ 412.5